Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,456,815,367
Plan assets at the beginning of year	2,585,007
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	77,094,827	$ 304,527,285
Change in demographic assumptions	(18,581,935)	(9,012,031)
For experience during the year	(41,069,054)	25,228,095
Pension plan assets at the end of year	2,438,724	2,585,007
Defined benefit liabilities at end of year	1,535,168,086	1,456,815,367
Plan assets [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,441,356,415	1,074,233,038
Plan assets at the beginning of year	2,585,007	7,200,471
Return on plan assets	262,273	833,638
Service Cost	20,793,204	14,516,102
Payments by the pension fund	(63,204,515)	(59,967,278)
Company contributions to the fund	62,928,670	54,395,709
Actuarial (gains) losses in plan assets	(32,531)	43,683
Actuarial losses (gains) in other comprehensive results due to:
Effect of the liability ceiling		157,774
Adjustment to the Defined Contribution Plan	(100,180)	(61,582)
Clearance Price		(17,408)
Pension plan assets at the end of year	2,438,724	2,585,007
Defined benefit liabilities at end of year	1,519,084,202	1,441,356,415
Retirement And Post Employment Benefits [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,438,849,732	1,067,317,120
Service Cost	22,742,631	15,871,004
Net interest	105,699,575	95,643,572
Defined benefits paid by the fund	(5,168,608)	(5,759,721)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	77,094,827	304,527,285
Change in demographic assumptions	(18,581,935)	(9,012,031)
For experience during the year	(41,069,054)	25,228,095
Assets of the plan during the year	32,531	(43,628)
Effect of the liability ceiling		(127,137)
Real interest, excluding earned interests		(363,873)
Adjustment to the Defined Contribution Plan		61,583
Remeasurements		(96,828)
Contributions paid to the fund	(62,928,670)	(54,395,709)
Defined benefit liabilities at end of year	$ 1,516,671,029	$ 1,438,849,732